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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        March 1, 2005

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust VI (the "Trust") (File Nos. 33-34502 and 811-6102) on behalf of MFS(R) Global Equity Fund, MFS(R) Global Total Return Fund and MFS(R) Utilities Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 22 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 25, 2005.

     Please call the undersigned at (617) 954-4744 or William Ward at (617) 954-5169 with any questions you may have.

                                        Very truly yours,



                                        BRIAN T. HOURIHAN
                                        Brian T. Hourihan
                                        Vice President & Senior Counsel

BTH/bjn